Common Stock - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000	273,986,920	23,000,000
Common stock par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock conversion basis	one	one
Cash dividends	$ 0	$ 0
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	14,600,000	21,593,607
Common stock par or stated value per share	$ 0.001	$ 0.001
Cash dividends	$ 0	$ 0